SHAREHOLDERS’ NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt instrument, face amount				$ 74,000
Interest rate				8.00%
Maturity date				Dec. 31, 2022
Proceeds from exercise of warrants		$ 25,000	$ 25,000	$ 13,500
Notes payable remaining			48,000
Interest expense	2,880	$ 4,180	5,140	2,619
Accrued interest	10,639		7,759	$ 2,619
Extended maturity date				Dec. 31, 2023
Notes payable	$ 49,000		$ 49,000